SCHEDULE OF EXPOSURE TO INTEREST RATE RISKS AND EFFECTIVE INTEREST RATES OF FINANCIAL ASSETS AND LIABILITIES (Details)	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2023 CAD ($)	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 GBP (£)	Jun. 30, 2022 AUD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2022 EUR (€)
IfrsStatementLineItems [Line Items]
Financial assets			$ 7,868,637				$ 11,744,582
Financial liabilities							652,526
Borrowing [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Leases [member]
IfrsStatementLineItems [Line Items]
Weighted ave. effective rate %	4.77%	4.55%
Financial liabilities			532,846				652,526
Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets			1,516,646				1,971,827
Financial liabilities
Floating interest rate [member] | Borrowing [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Floating interest rate [member] | Leases [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets			6,351,991				9,772,755
Financial liabilities							652,526
Fixed interest rate [member] | Borrowing [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Fixed interest rate [member] | Leases [member]
IfrsStatementLineItems [Line Items]
Financial liabilities			532,846				652,526
Cash at Bank / on Hand [member]
IfrsStatementLineItems [Line Items]
Financial assets	$ 1,296,082	$ 3,299,787	7,851,197	$ 10,766	€ 100,369	£ 41,858	11,731,325	$ 3,318	€ 199,758
Weighted ave. effective rate %	4.46%	1.31%
Average maturity period days	At call	At call
Cash at Bank / on Hand [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets			1,516,646				1,971,827
Cash at Bank / on Hand [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets			6,334,551				9,759,498
Performance Bond and Deposits [member]
IfrsStatementLineItems [Line Items]
Financial assets			17,440				13,257
Average maturity period days	At call	At call
Performance Bond and Deposits [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets
Performance Bond and Deposits [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets			$ 17,440				$ 13,257